                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-1545

                      Eaton Vance Special Investment Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO OF ADDING MACHINE]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE
SMALL-CAP
GROWTH
FUND

[PHOTO OF NYSE FLAG]

[PHOTO OF STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

   From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Small-Cap Growth Fund as of June 30, 2003

INVESTMENT UPDATE

[PHOTO OF TONI SHIMURA]

Toni Shimura
Portfolio Manager

INVESTMENT ENVIRONMENT

- The investment climate improved during the six months ended June 30, 2003, with the end of official hostilities in Iraq, passage of a tax cut and signs of a stronger economy. The market remained volatile during the period, and momentum continued to favor small-capitalization emerging growth stocks, particularly in growth industries.

- The Fund performed well during the period, but trailed the S&P SmallCap 600 Index - an unmanaged index of small capitalization stocks - which had a total return of 13.30%.(1)

The Fund

   PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 11.42% during the six months ended June 30, 2003.(2) This return resulted from an increase in net asset value (NAV) per share to $10.44 on June 30, 2003 from $9.37 on December 31, 2002.

- The Fund's Class B shares had a total return of 11.03% during the six months ended June 30, 2003.(2) This return resulted from an increase in NAV per share to $8.66 on June 30, 2003 from $7.80 on December 31, 2002.

- The Fund's Class C shares had a total return of 10.94% during the six months ended June 30, 2003.(2) This return resulted from an increase in NAV per share to $8.42 on June 30, 2003 from $7.59 on December 31, 2002.

   MANAGEMENT DISCUSSION

- We are pleased to announce that Toni Shimura has been named portfolio manager of Small-Cap Growth Portfolio. Ms. Shimura joined Eaton Vance as a small-cap stock analyst in January 2003 and is a Vice President of Eaton Vance Management and Boston Management and Research. Prior to joining Eaton Vance, Ms. Shimura was a Senior Vice President and portfolio manager with Massachusetts Financial Services Company from 1993 to 2002.

- Management has re-positioned the Portfolio in recent months for an economic recovery, increasing its exposure to semiconductor, storage and wireless telecom stocks within the technology sector. These companies should benefit from rapid sales growth of laptop computers, digital cameras, DVDs and wireless products. The Portfolio added to its holdings biotechnology and medical devices companies believed to have prospects for revenue growth. The Portfolio also added to financial services companies that management believes may benefit from an improving equity market.

- The Portfolio pared its investments in banks and consumer areas such as food distributors and health care services during the period. While these companies have historically displayed defensive characteristics in a slow economic climate, management believes their revenue growth is likely to lag that of cyclical stocks in a stronger economy.

- Medical device manufacturers were among the Portfolio's best performers, benefiting from a series of new product approvals. Generic drug makers also fared well, amid above-average sales growth and an increased government focus on drug costs. Educational service stocks posted impressive returns, as a result of rising student enrollment in programs that meet the needs of a changing job market.

- The Portfolio's health care stocks turned in sub-par performances. Holdings is this sector include hospitals and clinical labs, which have suffered from declining utilization rates and lower reimbursements.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE MANAGE-MENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of June 30, 2003

PERFORMANCE(3)                                                                CLASS A     CLASS B    CLASS C
------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                        -4.83%      -5.46%     -5.50%
Five Years                                                                       4.37        N.A.       N.A.
Life of Fund+                                                                    8.01      -11.76     -13.78
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                       -10.31%      -5.46%     -5.50%
Five Years                                                                       3.14        N.A.       N.A.
Life of Fund+                                                                    7.03      -11.76     -13.78

+Inception dates: Class A: 1/2/97; Class B: 5/7/02; Class C: 5/3/02

TEN LARGEST HOLDINGS(4)

Career Education Corp.                         1.6%
Waddell & Reed Financial, Inc., Class A        1.6
Select Medical Corp.                           1.6
99 Cents Only Stores                           1.6
Taro Pharmaceutical Industries Ltd.            1.5
Martek Biosciences Corp.                       1.5
Lam Research Corp.                             1.3
Thoratec Corp.                                 1.3
McData Corp, Class A                           1.3
AnnTaylor Stores Corp.                         1.3

(1) It is not possible to invest directly in an Index.
(2) This return does not include the Fund's maximum 5.75% sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. 1-year SEC return for Class C shares include a 1% CDSC.
(4) Based on market value. Ten largest holdings represent 14.6% of the Portfolio's net assets. Holdings are subject to change.
    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investment in Small-Cap Growth
   Portfolio, at value
   (identified cost, $11,085,513)         $12,623,434
Receivable for Fund shares sold                18,863
Receivable from the Administrator              46,761
Prepaid expenses                                3,003
-----------------------------------------------------
TOTAL ASSETS                              $12,692,061
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $       363
Payable to affiliate for distribution
   and service fees                               268
Payable to affiliate for Trustees' fees            31
Accrued expenses                               21,742
-----------------------------------------------------
TOTAL LIABILITIES                         $    22,404
-----------------------------------------------------
NET ASSETS                                $12,669,657
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $16,680,516
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (5,446,510)
Accumulated net investment loss              (102,270)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         1,537,921
-----------------------------------------------------
TOTAL                                     $12,669,657
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $10,240,980
SHARES OUTSTANDING                            981,235
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.44
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.44)      $     11.08
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $   835,519
SHARES OUTSTANDING                             96,503
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      8.66
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $ 1,593,158
SHARES OUTSTANDING                            189,173
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      8.42
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $339)           $   10,772
Interest allocated from Portfolio              4,530
Expenses allocated from Portfolio            (65,989)
----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (50,687)
----------------------------------------------------
Expenses
----------------------------------------------------
Administration fee                        $    8,309
Trustees' fees and expenses                       73
Distribution and service fees
   Class A                                    11,582
   Class B                                     2,872
   Class C                                     6,192
Registration fees                             29,652
Transfer and dividend disbursing agent
   fees                                       19,462
Legal and accounting services                 14,644
Custodian fee                                  7,574
Printing and postage                           3,258
Miscellaneous                                  2,606
----------------------------------------------------
TOTAL EXPENSES                            $  106,224
----------------------------------------------------
Deduct --
   Preliminary waiver and reimbursement
      of expenses by the Administrator    $   54,641
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   54,641
----------------------------------------------------

NET EXPENSES                              $   51,583
----------------------------------------------------

NET INVESTMENT LOSS                       $ (102,270)
----------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  152,636
----------------------------------------------------
NET REALIZED GAIN                         $  152,636
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,200,030
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $1,200,030
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $1,352,666
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $1,250,396
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (102,270) $        (182,726)
   Net realized gain (loss)                        152,636         (3,601,690)
   Net change in unrealized
      appreciation (depreciation)                1,200,030           (489,560)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      1,250,396  $      (4,273,976)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      1,841,360  $       7,522,622
      Class B                                      369,767            501,082
      Class C                                      501,740          1,211,631
   Cost of shares redeemed
      Class A                                   (2,068,233)        (3,453,972)
      Class B                                      (63,529)           (22,354)
      Class C                                     (165,813)           (32,111)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        415,292  $       5,726,898
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      1,665,688  $       1,452,922
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     11,003,969  $       9,551,047
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     12,669,657  $      11,003,969
-----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (102,270) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999        1998(1)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.370           $14.180        $18.700        $22.630      $12.440       $10.830
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.081)          $(0.189)       $(0.192)       $(0.303)     $ 0.034       $ 0.028
Net realized and unrealized
   gain (loss)                          1.151            (4.621)        (4.328)         1.781(2)    13.149         1.612
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.070           $(4.810)       $(4.520)       $ 1.478      $13.183       $ 1.640
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $    --        $    --        $    --      $(0.028)      $(0.030)
From net realized gain                     --                --             --         (5.408)      (2.965)           --
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $    --        $    --        $(5.408)     $(2.993)      $(0.030)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.440           $ 9.370        $14.180        $18.700      $22.630       $12.440
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         11.42%           (33.92)%       (24.17)%         2.83%      109.14%        15.16%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $10,241           $ 9,426        $ 9,551        $ 2,669      $   738       $   368
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.00%(5)          2.00%          1.70%          1.89%        0.23%         0.13%
   Net expenses after
      custodian fee
      reduction(4)                       2.00%(5)          2.00%          1.70%          1.70%          --            --
   Net investment income
      (loss)                            (1.72)%(5)        (1.74)%        (1.36)%        (1.34)%       0.22%         0.25%
Portfolio Turnover of the
   Portfolio                              126%              225%           117%            89%*         --            --
Portfolio Turnover of the
   Fund(6)                                 --                --             --             93%         149%          122%
--------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, a waiver and/or reimbursement of expenses by the Administrator and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.98%(5)          2.86%          2.76%          7.24%        7.79%         9.93%
   Expenses after custodian
      fee reduction(4)                   2.98%(5)          2.86%          2.76%          7.05%        7.56%         9.81%
   Net investment loss                  (2.70)%(5)        (2.60)%        (2.43)%        (6.69)%      (7.34)%       (9.56)%
Net investment loss per share         $(0.127)          $(0.282)       $(0.342)       $(1.510)     $(1.094)      $(1.300)
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because on timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of the Portfolio's allocated expenses since May 1, 2000.
 (5)  Annualized.
 (6) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the start of business, May 1, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CLASS B
                                  ---------------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       PERIOD ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 2002(1)(2)
-------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.800                     $10.000
-------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------
Net investment loss                   $(0.097)                    $(0.134)
Net realized and unrealized
   gain (loss)                          0.957                      (2.066)
-------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.860                     $(2.200)
-------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.660                     $ 7.800
-------------------------------------------------------------------------------------

TOTAL RETURN(3)                         11.03%                     (22.00)%
-------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   836                     $   459
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.75%(5)                    2.75%(5)
   Net investment loss                  (2.46)%(5)                  (2.56)%(5)
Portfolio Turnover of the
   Portfolio                              126%                        225%
-------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a waiver and/or reimbursement of expenses by the Administrator. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           3.78%(5)                    4.10%(5)
   Net investment loss                  (3.49)%(5)                  (3.91)%(5)
Net investment loss per share         $(0.138)                    $(0.205)
-------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from commencement of offering of Class B shares, May 7, 2002 to December 31, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CLASS C
                                  ---------------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       PERIOD ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 2002(1)(2)
-------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.590                     $10.000
-------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------
Net investment loss                   $(0.095)                    $(0.129)
Net realized and unrealized
   gain (loss)                          0.925                      (2.281)
-------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.830                     $(2.410)
-------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.420                     $ 7.590
-------------------------------------------------------------------------------------

TOTAL RETURN(3)                         10.94%                     (24.10)%
-------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 1,593                     $ 1,118
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.75%(5)                    2.75%(5)
   Net investment loss                  (2.47)%(5)                  (2.53)%(5)
Portfolio Turnover of the
   Portfolio                              126%                        225%
-------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a waiver and/or reimbursement of expenses by the Administrator. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           3.76%(5)                    4.03%(5)
   Net investment loss                  (3.48)%(5)                  (3.81)%(5)
Net investment loss per share         $(0.134)                    $(0.194)
-------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from commencement of offering of Class C shares, May 3, 2002 to December 31, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Small-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (55.1% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $5,182,060 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, ($1,641,601) and December 31, 2010, ($3,540,459). At December 31, 2002 net
   capital losses of $78,645 attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's taxable year ending December 31, 2003. At December 31, 2002, the Fund did not have any undistributed ordinary income on a tax basis.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   substantially all of the net investment income allocated to the Fund by the Portfolio, and at least one distribution annually of all or substantially all of the net realized capital gains allocated to the Fund by the Portfolio, (reduced by any available capital loss carryforwards from prior years) if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              191,059               652,396
    Redemptions                                       (216,187)             (319,634)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (25,128)              332,762
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     PERIOD ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002(1)
    -----------------------------------------------------------------------------------
    Sales                                               45,789                   61,663
    Redemptions                                         (8,199)                  (2,750)
    -----------------------------------------------------------------------------------
    NET INCREASE                                        37,590                   58,913
    -----------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     PERIOD ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2002(2)
    -----------------------------------------------------------------------------------
    Sales                                               63,213                  151,481
    Redemptions                                        (21,414)                  (4,107)
    -----------------------------------------------------------------------------------
    NET INCREASE                                        41,799                  147,374
    -----------------------------------------------------------------------------------

 (1) For the period from commencement of offering of Class B shares, May 7, 2002 to December 31, 2002.
 (2) For the period from commencement of offering of Class C shares, May 3, 2002 to December 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) earns an administration fee as compensation for providing the Fund with administrative services. The fee is at an annual rate of 0.15% of the Fund's average daily net assets and amounted to $8,309 for the six months ended June 30, 2003, of which $7,880 was waived. Additionally, EVM voluntarily agreed to reimburse the Fund's operating expenses to the extent that they exceed 2.00% for Class A and 2.75% for Class B and C, after custodian fee credits, of the Fund's average daily net assets. For the six months ended June 30, 2003, the reimbursement amounted to $46,761. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of the services. For the six months ended June 30, 2003, the Fund was informed that EVM received or earned $2,372. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,739 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of

EATON VANCE SMALL-CAP GROWTH FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,154 and $4,644 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2003, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $24,000 and $85,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2003 amounted to $11,582, $718, and $1,548 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class B shares held for eight years (the "holding period") will automatically convert to the Fund's Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bear to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $300 and $100 of CDSC paid by shareholders for Class B shares and Class C shares, for the six months ended June 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $2,777,245 and $2,448,271, respectively, for the six months ended June 30, 2003.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                 NUMBER OF SHARES
                                              -----------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE   WITHHOLD
    -----------------------------------------------------------------
    Jessica M. Bibliowicz                          739,232     26,368
    Donald R. Dwight                               740,196     25,404
    James B. Hawkes                                739,207     26,393
    Samuel L. Hayes, III                           740,196     25,404
    William H. Park                                739,490     26,110
    Norton H. Reamer                               739,938     25,662
    Lynn A. Stout                                  739,938     25,662

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.8%
----------------------------------------------------------------------
ADVO, Inc.(1)                                   2,300      $   102,120
Getty Images, Inc.(1)                           2,100           86,730
----------------------------------------------------------------------
                                                           $   188,850
----------------------------------------------------------------------
Airlines -- 2.2%
----------------------------------------------------------------------
AirTran Holdings, Inc.(1)                      10,400      $   108,888
AMR Corp.(1)                                   22,900          251,900
Atlantic Coast Airlines Holdings,
Inc.(1)                                         6,800           91,732
ExpressJet Holdings, Inc.(1)                    3,300           49,830
----------------------------------------------------------------------
                                                           $   502,350
----------------------------------------------------------------------
Auto and Parts -- 2.1%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                     2,200      $   133,980
BorgWarner, Inc.                                1,300           83,720
Dana Corp.                                      2,800           32,368
Pep Boys - Manny, Moe & Jack (The)              7,550          102,001
United Auto Group, Inc.(1)                      5,900          128,502
----------------------------------------------------------------------
                                                           $   480,571
----------------------------------------------------------------------
Banks -- 0.4%
----------------------------------------------------------------------
Corus Bankshares, Inc.                          1,800      $    87,174
----------------------------------------------------------------------
                                                           $    87,174
----------------------------------------------------------------------
Broadcasting and Cable -- 1.5%
----------------------------------------------------------------------
Charter Communications, Inc., Class A(1)       15,900      $    63,123
Gemstar-TV Guide International, Inc.(1)        16,500           83,985
TiVo, Inc.(1)                                  10,600          129,108
Young Broadcasting Inc.(1)                      2,900           61,277
----------------------------------------------------------------------
                                                           $   337,493
----------------------------------------------------------------------
Broadcasting and Radio -- 2.9%
----------------------------------------------------------------------
Cumulus Media, Inc., Class A(1)                 8,900      $   168,477
Entercom Communications Corp.(1)                2,100          102,921
Entravision Communications Corp.(1)             6,200           70,370
Sirius Satellite Radio, Inc.(1)                21,100           35,659
XM Satellite Radio Holdings, Inc.(1)           25,200          278,460
----------------------------------------------------------------------
                                                           $   655,887
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Building and Construction -- 2.9%
----------------------------------------------------------------------
Hovnanian Enterprises, Inc.(1)                  2,600      $   153,270
Quanta Services, Inc.(1)                        6,100           43,310
Ryland Group, Inc., (The)                       4,000          277,600
WCI Communities, Inc.(1)                        9,800          188,454
----------------------------------------------------------------------
                                                           $   662,634
----------------------------------------------------------------------
Business Services -- 5.1%
----------------------------------------------------------------------
Alliance Data Systems Corp.(1)                  3,500      $    81,900
BearingPoint, Inc.(1)                          19,522          188,387
Corporate Executive Board Co., (The)(1)         6,700          273,494
Corrections Corp. of America(1)                 3,100           78,523
eFunds Corp.(1)                                 2,939           33,887
Kroll, Inc.(1)                                  7,800          211,068
Navigant Consulting, Inc.(1)                   17,900          212,115
Portfolio Recovery Associates, Inc.(1)          1,600           49,904
San Juan Basin Royalty Trust                    2,300           41,285
----------------------------------------------------------------------
                                                           $ 1,170,563
----------------------------------------------------------------------
Coal -- 0.9%
----------------------------------------------------------------------
Arch Coal, Inc.                                 3,000      $    68,940
CONSOL Energy, Inc.                             1,700           38,658
Massey Energy Company                           7,100           93,365
----------------------------------------------------------------------
                                                           $   200,963
----------------------------------------------------------------------
Communications Equipment -- 0.4%
----------------------------------------------------------------------
Foundry Networks, Inc.(1)                       6,200      $    89,280
----------------------------------------------------------------------
                                                           $    89,280
----------------------------------------------------------------------
Computer Equipment -- 0.5%
----------------------------------------------------------------------
Sigma Designs, Inc.(1)                         11,400      $   123,804
----------------------------------------------------------------------
                                                           $   123,804
----------------------------------------------------------------------
Computer Services -- 3.1%
----------------------------------------------------------------------
Dot Hill Systems Corp.(1)                       7,800      $   102,180
Extreme Networks, Inc.(1)                      13,900           73,670
Hutchinson Technology, Inc.(1)                  3,100          101,959
Jack Henry & Associates, Inc.                   7,100          126,309
Kronos, Inc.(1)                                 2,400          121,944
NetScreen Technologies, Inc.(1)                 8,200          184,910
----------------------------------------------------------------------
                                                           $   710,972
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 4.6%
----------------------------------------------------------------------
Activision, Inc.(1)                             5,900      $    76,228
Advanced Digital Information Corp.(1)           6,100           60,939
Documentum, Inc.(1)                            11,400          224,238
McDATA Corp., Class A(1)                       19,900          291,933
National Instruments Corp.(1)                   1,700           64,226
SERENA Software, Inc.(1)                       10,500          219,240
Take-Two Interactive Software, Inc.(1)          4,000          113,360
----------------------------------------------------------------------
                                                           $ 1,050,164
----------------------------------------------------------------------
Drugs -- 5.7%
----------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.(1)          8,000      $   135,360
Esperion Therapeutics, Inc.(1)                  4,100           80,319
Genta, Inc.(1)                                  8,000          106,560
Impax Laboratories, Inc.(1)                     7,697           92,287
Ligand Pharmaceuticals, Inc.(1)                13,700          186,183
OSI Pharmaceuticals, Inc.(1)                    6,800          219,028
Protein Design Labs, Inc.(1)                    9,000          125,820
Taro Pharmaceutical Industries Ltd.(1)          6,400          351,232
----------------------------------------------------------------------
                                                           $ 1,296,789
----------------------------------------------------------------------
Education -- 3.0%
----------------------------------------------------------------------
Career Education Corp.(1)                       5,500      $   376,310
Corinthian Colleges, Inc.(1)                    4,200          203,994
Sylvan Learning Systems, Inc.(1)                4,300           98,212
----------------------------------------------------------------------
                                                           $   678,516
----------------------------------------------------------------------
Electronics - Equipment -- 0.4%
----------------------------------------------------------------------
Lexar Media, Inc.(1)                            8,600      $    82,044
----------------------------------------------------------------------
                                                           $    82,044
----------------------------------------------------------------------
Electronics - Instruments -- 1.3%
----------------------------------------------------------------------
Cymer, Inc.(1)                                  1,600      $    51,216
FLIR Systems, Inc.(1)                           8,400          253,260
----------------------------------------------------------------------
                                                           $   304,476
----------------------------------------------------------------------
Electronics - Semiconductors -- 4.1%
----------------------------------------------------------------------
Amkor Technology, Inc.(1)                       8,300      $   109,062
Artisan Components, Inc.(1)                     2,200           49,742
ATI Technologies, Inc.(1)                      16,500          168,300
ChipPAC, Inc.(1)                               19,600          150,332
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electronics - Semiconductors (continued)
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(1)             6,600      $   207,438
Intersil Corp., Class A(1)                      3,900          103,779
PMC-Sierra, Inc.(1)                             7,000           82,110
Zoran Corp.(1)                                  3,900           74,919
----------------------------------------------------------------------
                                                           $   945,682
----------------------------------------------------------------------
Entertainment -- 0.1%
----------------------------------------------------------------------
Marvel Enterprises, Inc.(1)                     1,100      $    21,010
----------------------------------------------------------------------
                                                           $    21,010
----------------------------------------------------------------------
Financial Services -- 0.3%
----------------------------------------------------------------------
Providian Financial Corp.(1)                    6,600      $    61,116
----------------------------------------------------------------------
                                                           $    61,116
----------------------------------------------------------------------
Gaming and Lodging -- 0.2%
----------------------------------------------------------------------
Ameristar Casinos, Inc.(1)                      2,600      $    55,510
----------------------------------------------------------------------
                                                           $    55,510
----------------------------------------------------------------------
Health Services -- 3.6%
----------------------------------------------------------------------
Advisory Board Co., (The)(1)                    1,700      $    68,884
Odyssey Healthcare, Inc.(1)                     4,700          173,900
PacifiCare Health Systems, Inc., Class
A(1)                                            4,500          221,985
Select Medical Corp.(1)                        14,800          367,484
----------------------------------------------------------------------
                                                           $   832,253
----------------------------------------------------------------------
Hotels -- 0.3%
----------------------------------------------------------------------
Four Seasons Hotels, Inc.                       1,700      $    73,542
----------------------------------------------------------------------
                                                           $    73,542
----------------------------------------------------------------------
Information Services -- 1.4%
----------------------------------------------------------------------
aQuantive, Inc.(1)                              7,000      $    73,500
BISYS Group, Inc. (The)(1)                      9,400          172,678
Keane, Inc.(1)                                  6,289           85,719
----------------------------------------------------------------------
                                                           $   331,897
----------------------------------------------------------------------
Insurance -- 0.3%
----------------------------------------------------------------------
Willis Group Holdings Ltd.                      2,300      $    70,725
----------------------------------------------------------------------
                                                           $    70,725
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Internet - Software -- 0.6%
----------------------------------------------------------------------
Akamai Technologies, Inc.(1)                   18,200      $    88,452
BroadVision, Inc.(1)                            7,900           44,951
----------------------------------------------------------------------
                                                           $   133,403
----------------------------------------------------------------------
Internet Services -- 4.5%
----------------------------------------------------------------------
Ask Jeeves, Inc.(1)                             5,100      $    70,125
CNET Networks, Inc.(1)                          8,000           49,840
DoubleClick, Inc.(1)                            7,900           73,075
EarthLink, Inc.(1)                              3,900           30,771
Monster Worldwide, Inc.(1)                     14,500          286,085
Priceline.com, Inc.(1)                            717           16,046
SINA Corp.(1)                                   4,000           81,320
Sohu.com, Inc.(1)                               1,800           61,488
United Online, Inc.(1)                          5,600          141,904
VeriSign, Inc.(1)                               9,000          124,470
WebMD Corp.(1)                                  8,221           89,033
----------------------------------------------------------------------
                                                           $ 1,024,157
----------------------------------------------------------------------
Investment Services -- 4.4%
----------------------------------------------------------------------
E-LOAN, Inc.(1)                                 8,100      $    47,223
Fremont General Corp.                           5,200           71,240
Friedman, Billings, Ramsey Group, Inc.          3,900           52,260
IndyMac Bancorp, Inc.                           7,900          200,818
Jeffries Group, Inc.                            1,300           64,727
SWS Group, Inc.                                 2,100           42,315
Waddell & Reed Financial, Inc., Class A        14,500          372,215
WSFS Financial Corp.                            4,000          153,600
----------------------------------------------------------------------
                                                           $ 1,004,398
----------------------------------------------------------------------
Manufacturing -- 0.7%
----------------------------------------------------------------------
AGCO Corp.(1)                                   2,600      $    44,408
Chicago Bridge & Iron Co. N.V.                  4,685          106,256
----------------------------------------------------------------------
                                                           $   150,664
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 7.1%
----------------------------------------------------------------------
AtheroGenics, Inc.(1)                          11,322      $   169,037
Cambridge Antibody Technology Group
plc(1)                                         11,000           95,467
Ciphergen Biosystems, Inc.(1)                   2,900           29,725
Digene Corp.(1)                                 2,900           78,967
Gen-Probe, Inc.(1)                              5,686          232,387
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Medical - Biomed / Genetics (continued)
----------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                  4,100      $    52,152
ICOS Corp.(1)                                   5,700          209,475
ImClone Systems, Inc.(1)                        4,300          135,966
Immunomedics, Inc.(1)                           8,000           50,480
Martek Biosciences Corp.(1)                     8,000          343,520
MGI Pharma, Inc.(1)                             2,400           61,512
Neurocrine Biosciences, Inc.(1)                 2,900          144,826
QIAGEN N.V.(1)                                  1,900           15,428
----------------------------------------------------------------------
                                                           $ 1,618,942
----------------------------------------------------------------------
Medical Products -- 3.7%
----------------------------------------------------------------------
ALARIS Medical, Inc.(1)                         4,600      $    59,570
Closure Medical Corp.(1)                        1,800           33,984
Edwards Lifesciences Corp.(1)                   3,000           96,420
I-Flow Corp.(1)                                 4,900           36,407
Kyphon Inc.(1)                                 14,800          223,776
Synovis Life Technologies, Inc.(1)              1,400           27,636
Thoratec Corp.(1)                              20,251          301,740
Viasys Healthcare, Inc.(1)                      3,080           63,756
----------------------------------------------------------------------
                                                           $   843,289
----------------------------------------------------------------------
Medical Services -- 0.2%
----------------------------------------------------------------------
Hooper Holmes, Inc.                             6,200      $    39,928
----------------------------------------------------------------------
                                                           $    39,928
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.1%
----------------------------------------------------------------------
Key Energy Services, Inc.(1)                    9,500      $   101,840
Lone Star Technologies, Inc.(1)                 3,700           78,366
Maverick Tube Corp.(1)                          7,000          134,050
Superior Energy Services, Inc.(1)               5,900           55,932
Varco International, Inc.(1)                   11,000          215,600
W-H Energy Services, Inc.(1)                    7,000          136,360
----------------------------------------------------------------------
                                                           $   722,148
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.6%
----------------------------------------------------------------------
FMC Technologies, Inc.(1)                       8,000      $   168,400
Quicksilver Resources, Inc.(1)                  4,000           95,800
Spinnaker Exploration Co.(1)                    4,000          104,800
----------------------------------------------------------------------
                                                           $   369,000
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Retail -- 3.6%
----------------------------------------------------------------------
Guitar Center, Inc.(1)                          5,300      $   153,700
Kmart Holding Corp.(1)                          4,500          121,725
Select Comfort Corp.(1)                        13,900          227,682
Tractor Supply Co.(1)                           2,800          133,700
Tweeter Home Entertainment Group,
Inc.(1)                                        22,900          198,772
----------------------------------------------------------------------
                                                           $   835,579
----------------------------------------------------------------------
Retail - Discount -- 0.2%
----------------------------------------------------------------------
Tuesday Morning Corp.(1)                        1,600      $    42,080
----------------------------------------------------------------------
                                                           $    42,080
----------------------------------------------------------------------
Retail - Restaurants -- 3.3%
----------------------------------------------------------------------
Applebee's International, Inc.                  8,000      $   251,440
Krispy Kreme Doughnuts, Inc.(1)                 4,800          197,664
P.F. Chang's China Bistro, Inc.(1)              5,400          265,734
Panera Bread Co.(1)                             1,300           52,000
----------------------------------------------------------------------
                                                           $   766,838
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.3%
----------------------------------------------------------------------
99 Cents Only Stores(1)                        10,400      $   356,928
AnnTaylor Stores Corp.(1)                      10,000          289,500
Claire's Stores, Inc.                           2,100           53,256
Dick's Sporting Goods, Inc.(1)                  1,900           69,692
----------------------------------------------------------------------
                                                           $   769,376
----------------------------------------------------------------------
Semiconductor Equipment -- 3.9%
----------------------------------------------------------------------
02Micro International Ltd.(1)                   5,000      $    80,550
GlobespanVirata, Inc.(1)                        9,900           81,675
Lam Research Corp.(1)                          16,800          305,928
LTX Corp.(1)                                   10,300           88,786
MKS Instruments, Inc.(1)                        4,500           81,315
Varian Semiconductor Equipment
Associates, Inc.(1)                             8,600          255,936
----------------------------------------------------------------------
                                                           $   894,190
----------------------------------------------------------------------
Software Services -- 4.2%
----------------------------------------------------------------------
At Road, Inc.(1)                                8,000      $    87,360
Embarcadero Technologies, Inc.(1)               6,100           42,700
FileNET Corp.(1)                               15,000          270,600
Magma Design Automation, Inc.(1)                7,800          133,770
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Software Services (continued)
----------------------------------------------------------------------
Manhattan Associates, Inc.(1)                   9,700      $   251,909
Transaction Systems Architects, Inc.(1)         7,100           63,616
Verint Systems, Inc.(1)                         4,500          114,345
----------------------------------------------------------------------
                                                           $   964,300
----------------------------------------------------------------------
Telecommunications - Services -- 2.0%
----------------------------------------------------------------------
Nextel Partners, Inc., Class A(1)              14,700      $   107,310
NTL, Inc.(1)                                    5,000          170,600
Philippine Long Distance Telephone
Co.(1)                                          2,900           31,233
Western Wireless Corp., Class A(1)             13,000          149,890
----------------------------------------------------------------------
                                                           $   459,033
----------------------------------------------------------------------
Transportation -- 0.6%
----------------------------------------------------------------------
Pacer International, Inc.(1)                    4,400      $    82,984
UTI Worldwide, Inc.                             2,100           65,499
----------------------------------------------------------------------
                                                           $   148,483
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $18,886,941)                           $21,800,073
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Student Loan Marketing Association
Discount Note, 0.95%, 7/1/03                  $ 1,847      $ 1,847,000
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,847,000)                         $ 1,847,000
----------------------------------------------------------------------
Total Investments -- 103.2%
   (identified cost $20,733,941)                           $23,647,073
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.2)%                   $  (729,442)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $22,917,631
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $20,733,941)         $23,647,073
Cash                                              768
Receivable for investments sold               605,607
Interest and dividends receivable               4,975
-----------------------------------------------------
TOTAL ASSETS                              $24,258,423
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,320,513
Payable to affiliate for Trustees' fees            31
Accrued expenses                               20,248
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,340,792
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $22,917,631
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $20,004,499
Net unrealized appreciation (computed on
   the basis of identified cost)            2,913,132
-----------------------------------------------------
TOTAL                                     $22,917,631
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $623)    $   19,796
Interest                                       8,325
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   28,121
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $   76,731
Trustees' fees and expenses                       73
Custodian fee                                 25,760
Legal and accounting services                 15,226
Miscellaneous                                  3,389
----------------------------------------------------
TOTAL EXPENSES                            $  121,179
----------------------------------------------------

NET INVESTMENT LOSS                       $  (93,058)
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  276,925
----------------------------------------------------
NET REALIZED GAIN                         $  276,925
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,185,410
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $2,185,410
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,462,335
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,369,277
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (93,058) $        (173,256)
   Net realized gain (loss)                        276,925         (6,356,380)
   Net change in unrealized
      appreciation (depreciation)                2,185,410         (1,163,318)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      2,369,277  $      (7,692,954)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      3,996,936  $      16,678,057
   Withdrawals                                  (3,207,683)        (8,284,214)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $        789,253  $       8,393,843
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      3,158,530  $         700,889
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     19,759,101  $      19,058,212
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     22,917,631  $      19,759,101
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -----------------------------------
                                  (UNAUDITED)           2002        2001        2000(1)
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.19%           1.18%       1.23%        2.22%(2)
   Net expenses after
      custodian fee reduction            1.19%           1.18%       1.23%        2.07%(2)
   Net investment loss                  (0.92)%         (0.91)%     (0.88)%      (1.58)%(2)
Portfolio Turnover                        126%            225%        117%          89%
-----------------------------------------------------------------------------------------
TOTAL RETURN*                           11.87%         (33.36)%    (23.80)%         --
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $22,918         $19,759     $19,058       $6,535
-----------------------------------------------------------------------------------------

 + The operating expenses of the Portfolio for the period ended December 31, 2000 reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
   average daily net assets):
   Expenses                                                              2.96%(2)
   Expenses after custodian
      fee reduction                                                      2.81%(2)
   Net investment loss                                                  (2.32)%(2)
------------------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.
 (2)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Growth Portfolio (formerly Small Company Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Small-Cap Growth Fund held an approximate 55.1% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 34%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. For the six months ended
   June 30, 2003, there were no credit balances used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the fee was equivalent to 0.75% (annualized) of the Portfolio's average daily net assets and amounted to $76,731. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $25,271,328 and $24,688,452, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $20,733,941
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,333,390
    Gross unrealized depreciation                (420,258)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,913,132
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

6 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                               98%          2%
    Donald R. Dwight                                    98%          2%
    James B. Hawkes                                     98%          2%
    Samuel L. Hayes, III                                98%          2%
    William H. Park                                     98%          2%
    Norton H. Reamer                                    98%          2%
    Lynn A. Stout                                       98%          2%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE SMALL-CAP GROWTH FUND

INVESTMENT MANAGEMENT

EATON VANCE SMALL-CAP GROWTH FUND

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

SMALL-CAP GROWTH PORTFOLIO

Officers

Duncan W. Richardson
President

Toni Y. Shimura
Vice President and
Portfolio Manager

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF SMALL-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

ADMINISTRATOR OF EATON VANCE SMALL-CAP GROWTH FUND
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring yourfinancial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE SMALL-CAP GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

164-8/03                                                                  SCGSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust (On behalf of Eaton Vance Small-Cap Growth
Fund)


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 18, 2003


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003